Trading derivatives (assets and liabilities) and short positions - Schedule by type of inherent risk of fair value of trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial assets held for trading	€ 176,921	€ 156,118	€ 116,953
Financial liabilities held for trading	122,270	115,185	79,469
Derivatives
Financial instruments
Financial liabilities held for trading	50,589	64,891	53,566
Derivatives | Interest rate risk
Financial instruments
Financial liabilities held for trading	26,014	37,641	30,192
Derivatives | Currency risk
Financial instruments
Financial liabilities held for trading	23,094	26,063	21,894
Derivatives | Price risk
Financial instruments
Financial liabilities held for trading	904	817	891
Derivatives | Other risks
Financial instruments
Financial liabilities held for trading	577	370	589
Derivatives
Financial instruments
Financial assets held for trading	56,328	67,002	54,292
Derivatives | Interest rate risk
Financial instruments
Financial assets held for trading	31,480	38,789	31,884
Derivatives | Currency risk
Financial instruments
Financial assets held for trading	22,834	26,391	19,823
Derivatives | Price risk
Financial instruments
Financial assets held for trading	1,279	1,347	1,498
Derivatives | Other risks
Financial instruments
Financial assets held for trading	€ 735	€ 475	€ 1,087